MATERIAL ACCOUNTING POLICIES - Subsidiaries (Details)		12 Months Ended
	Jul. 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 04, 2022
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Trust	Trust	Trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.81%	98.81%	98.81%
Banca de Inversion Bancolombia S.A. Corporacion Financiera
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Investment banking	Investment banking	Investment banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Wompi S.A.S. (Before "VLIPCO S.A.S.")
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Technology services provider	Technology services provider	Technology services provider
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	99.98%
Renting Colombia S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Operating leasing	Operating leasing	Operating leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Transportempo S.A.S. "En Liquidacion"
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Transportation	Transportation	Transportation
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		0.00%	100.00%	100.00%
Inversiones CFNS S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	99.94%	99.94%
Negocios Digitales Colombia S.A.S. (before "Pasarela Colombia S.A.S.")
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Payment solutions	Payment solutions	Payment solutions
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		eal estate investment fund	eal estate investment fund	eal estate investment fund
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
Fondo de Capital Privado Fondo Inmobiliario Colombia | P.A Florencia Ferrara
MATERIAL ACCOUNTING POLICIES
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		55.00%
P.A. Inmuebles CEM
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
P.A. Calle 92 FIC-11
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		52.31%	52.31%	52.31%
P.A. FIC Edificio Corfinsura
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
P.A. FIC-A5
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
P.A. FIC Inmuebles
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
P.A. FIC Clinica de Prado
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		62.00%	62.00%	62.00%
P. A. FIC A6
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
P.A. Central Point
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		60.35%	60.35%	60.35%
Fideicomiso Irrevocable de Garantia, Fuente de Pago y Administracion Inmobiliaria Polaris
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		0.00%	80.47%	80.47%
P.A. Fideicomiso Twins Bay
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
Fideicomiso Lote Av San Martn
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
P.A. Fideicomiso Lote 30
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
Fideicomiso Fondo Inmobiliario Bancolombia
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
P.A. Florencia Ferrara
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		44.26%	44.26%	44.26%
P.A. Flor Morado Plaza
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	80.47%
P.A. Galeria la 33
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		80.47%	80.47%	0.00%
P.A. Linz Granz del Rio
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		44.26%	0.00%	0.00%
Fideicomiso Selecto Terrazu E1
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		64.38%	0.00%	0.00%
Valores Simesa S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		62.75%	64.93%	66.33%
Fideicomiso Lote Distrito Vera B1B2
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		62.44%	64.61%	66.00%
Fideicomiso Lote Distrito Vera B3B4
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		0.00%	64.61%	66.00%
Fideicomiso Lote B6 Ciudad del Rio
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		0.00%	0.00%	66.00%
P.A. FAI CALLE 77
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.00%	98.00%	98.00%
P.A. NOMAD SALITRE
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.00%	98.00%	98.00%
Percentage of trust rights held					100.00%
P.A. NOMAD CENTRAL-2
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.00%	98.00%	0.00%
P.A. CALLE 84 (2)
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.00%	98.00%	0.00%
P.A. CALLE 84 (3)
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.00%	98.00%	0.00%
P.A. Nomad Distrito Vera
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.00%	0.00%	0.00%
P.A. Nexo
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.00%	0.00%	0.00%
P.A. MERCURIO
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
PA Cedis Sodimac
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	0.00%	0.00%
Wenia S.A.S.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Technology services	Technology services	Technology services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
P.A. Wenia
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Mercantile trust	Mercantile trust	Mercantile trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	0.00%
Nequi S.A. Compania de Financiamiento
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Financial services	Financial services	Financial services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Percentage of operations to be operated as a digital bank	100.00%
Sociedad Beneficiaria BC Panamá S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Colombia	Colombia	Colombia
BUSINESS		Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	0.00%	0.00%
Bancolombia Panama S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banagricola S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.17%	99.17%	99.17%
Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Trust	Trust	Trust
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Leasing Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Leasing	Leasing	Leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Valores Banistmo S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Purchase and sale of securities	Purchase and sale of securities	Purchase and sale of securities
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banistmo Panama Fondo de Inversion S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Investment fund holder	Investment fund holder	Investment fund holder
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banistmo Capital Markets Group Inc.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Purchase and sale of securities	Purchase and sale of securities	Purchase and sale of securities
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Real estate	Real estate	Real estate
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Real estate	Real estate	Real estate
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Steens Enterprises S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Portfolio holder	Portfolio holder	Portfolio holder
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Ordway Holdings S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Real estate broker	Real estate broker	Real estate broker
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Panama	Panama	Panama
BUSINESS		Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banco Agromercantil de Guatemala S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.68%	99.68%	99.68%
Seguros Agromercantil de Guatemala S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Insurance agency	Insurance agency	Insurance agency
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		79.92%	79.92%	79.92%
Financiera Agromercantil S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Financial services	Financial services	Financial services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Agrovalores S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Arrendadora Agromercantil S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Financial Leasing	Financial Leasing	Financial Leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Agencia de Seguros y Fianzas Agromercantil S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Insurance agency	Insurance agency	Insurance agency
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		0.00%	0.00%	100.00%
Asistencia y Ajustes S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Roadside and medical assistance services	Roadside and medical assistance services	Roadside and medical assistance services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Serproba S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Maintenance and remodeling services	Maintenance and remodeling services	Maintenance and remodeling services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Servicios de Formalizacion S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Loans formalization	Loans formalization	Loans formalization
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Conserjeria, Mantenimiento y Mensajeria S.A. "En Liquidacion"
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Guatemala	Guatemala	Guatemala
BUSINESS		Maintenance services	Maintenance services	Maintenance services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Mercom Bank Ltd.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Barbados	Barbados	Barbados
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.68%	99.68%	99.68%
New Alma Enterprises Ltd.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Bahamas	Bahamas	Bahamas
BUSINESS		Investments	Investments	Investments
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.68%	99.68%	99.68%
Bancolombia Puerto Rico Internacional Inc.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Puerto Rico	Puerto Rico	Puerto Rico
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Sinesa Cayman, Inc. (before Bancolombia Cayman S.A)
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Cayman Islands	Cayman Islands	Cayman Islands
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Banco Agricola S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Banking	Banking	Banking
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Leasing	Leasing	Leasing
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		97.37%	97.37%	97.37%
Accelera S.A. de C.V. (before Credibac S.A. de C.V)
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Credit card services	Credit card services	Credit card services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		97.36%	97.36%	97.36%
Valores Banagricola S.A. de C.V.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.89%	98.89%	98.89%
Inversiones Financieras Banco Agricola S.A. IFBA
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.89%	98.89%	98.89%
Gestora de Fondos de Inversion Banagricola S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		El Salvador	El Salvador	El Salvador
BUSINESS		Administers investment funds	Administers investment funds	Administers investment funds
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		98.89%	98.89%	98.89%
Bagricola Costa Rica S.A.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Costa Rica	Costa Rica	Costa Rica
BUSINESS		Business and management advising	Business and management advising	Business and management advising
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		99.17%	99.17%	99.17%
Bancolombia Capital Holdings USA LLC
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		United States	United States	United States
BUSINESS		Holding	Holding	Holding
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Bancolombia Capital Adviser LLC
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		United States	United States	United States
BUSINESS		Investment advisor	Investment advisor	Investment advisor
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Bancolombia Capital LLC
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		United States	United States	United States
BUSINESS		Securities brokerage	Securities brokerage	Securities brokerage
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%
Wenia Ltd.
MATERIAL ACCOUNTING POLICIES
JURISDICTION OF INCORPORATION		Bermuda	Bermuda	Bermuda
BUSINESS		Technology services	Technology services	Technology services
PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK		100.00%	100.00%	100.00%